1933 Act File No. 33-46431
                                                      1940 Act File No. 811-6607

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X

      Pre-Effective Amendment No.        .........................

      Post-Effective Amendment No.  16............................    X

                                                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X

      Amendment No.  19................................................ X

                               DG INVESTOR SERIES

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_X  on August 31, 1997, pursuant to paragraph (b)
 _  60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on April 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to
Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

         This Amendment to the Registration Statement of DG INVESTOR SERIES which consists of nine portfolios: (1) DG U.S. Government Money Market Fund, (2) DG Limited Term Government Income Fund, (3) DG Government Income Fund, (4) DG Equity Fund, (5) DG Municipal Income Fund, (6) DG Opportunity Fund, (7) DG Prime Money Market Fund, (8) DG International Equity Fund and (9) DG Mid Cap Fund (currently in registration), relates only to portfolio (7) and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                                Prospectus Heading
                                                (Rule 404(c) Cross Reference)
Item 1.           Cover Page....................(1-9) Cover Page.
Item 2.           Synopsis......................(1-6) Synopsis; (7,8,9) General
                                                Information; (1-9) Summary of
                                                Fund Expenses; (1-6) Financial
                                                Highlights.
Item 3.           Condensed Financial
                  Information                   (1-9) Performance Information.
Item 4.           General Description of
                  Registrant....................(1-6) Objectives and Policies of
                                                Each Fund;(7,8,9) Investment
                                                Information; (8,9) Investment
                                                Objective; (8,9) Investment
                                                Policies; (1-6)
                                                Portfolio Investments and
                                                Strategies; (8) Risks Associated
                                                With Financial Futures Contracts
                                                And Options on Financial Futures
                                                Contracts; (8) Non-Diversified;
                                                (1-9) Investment Limitations.
Item 5.           Management of the Fund........(1-6,9) DG Investor Series
                                                Information;(7,8) Trust
                                                Information; (1-9) Management of
                                                the Trust; (1-9) Distribution of
                                                Fund Shares; (1-6)
                                                Administration of the Funds;(7,
                                                8,9) Administration of the Fund;
                                                (8,9) Distribution and
                                                Shareholder Services Plans; (8,
                                                9) Shareholder Servicing
                                                Arrangements; (6) Shareholder
                                                Services Plan; (1-9) Brokerage
                                                Transactions; (9) Expenses of
                                                the Fund.
Item 6.           Capital Stock and Other
                  Securities....................(1-6,9) Dividends and
                                                Distributions; (7, 8) Dividends;
                                                (1,7,8,9) Capital Gains; (1-6,9)
                                                Shareholder Information; (7,8)
                                                Account & Shareholder
                                                Information; (1-9) Voting
                                                Rights; (1-9) Tax Information;
                                                (1-9) Federal Income Tax; (5)
                                                Additional Tax Information for
                                                Municipal Income Fund; (5)
                                                Other State and Local Taxes; (9)
                                                State and Local Taxes; (1-9)
                                                Effect of Banking Laws.
Item 7.           Purchase of Securities Being
                  Offered.......................(1-9) Net Asset
                                                Value; (1-6)
                                                Investing in the
                                                Funds; (7,8,9)
                                                Investing in the
                                                Fund; (1-9) Share
                                                Purchases; (1-9)
                                                Minimum Investment
                                                Required; (1-9)
                                                What Shares Cost;
                                                (2-6) Reducing the
                                                Sales Charge;
                                                (1-9) Systematic
                                                Investment
                                                Program; (1-9)
                                                Certificates and
                                                Confirmations;
                                                (1-9) Exchanging
                                                Shares; (1-9)
                                                Exchange
                                                Privilege.
Item 8.           Redemption or Repurchase......(1-9) Redeeming Shares; (1-9)
                                                Through the Banks; (1-9)
                                                Systematic Withdrawal Program;
                                                (1-9) Accounts With Low
                                                Balances.
Item 9.           Pending Legal Proceedings.....None.

PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10. Cover Page.......................(1-9) Cover Page.
Item 11. Table of Contents................(1-9) Table of Contents.
Item 12. General Information and
         History .........................(1-6) General Information About the
                                          Funds; (8,9) General Information About
                                          the Fund.
Item 13. Investment Objectives and
         Policies.........................(1-6,8,9) Investment Objective(s) and
                                          Policies; (7) Investment Policies;
                                          (4,6) Equity Fund and Opportunity
                                          Fund; (2,3) Limited Term Fund and
                                          Government Income Fund; (5) Municipal
                                          Income Fund; (1) Money Market Fund;
                                          (1-6) Investment Policies and
                                          Strategies; (1-9) Investment
                                          Limitations;(1,7) Regulatory
                                          Compliance.
Item 14. Management of the Fund...........(1-9) DG Investor Series Management.
Item 15. Control Persons and Principal
         Holders of Securities............(1-6,9) Trust Ownership; (7,8) Share
                                          Ownership; (1-9) Trustees'
                                          Compensation; (1-9) Trustee Liability.
Item 16. Investment Advisory and Other
         Services.........................(1-9) Investment
                                          Advisory Services;
                                          (1-6) Adviser to
                                          the Funds; (7,8,9)
                                          Investment
                                          Adviser; (8,9)
                                          Sub-Adviser;(1-9)
                                          Advisory Fees;
                                          (2-6) Sub-Adviser
                                          to the Funds;
                                          (8,9) Sub-Adviser;
                                          (2-6,8,9)
                                          Sub-Advisory Fees;
                                          (1-8) Other
                                          Services; (1-6)
                                          Administration of
                                          the Trust; (8,9)
                                          Fund
                                          Administration;(1-6)
                                          Custodian; (7,8,9)
                                          Custodian &
                                          Portfolio
                                          Accountant; (1-6)
                                          Transfer Agent,
                                          Dividend
                                          Disbursing Agent
                                          and Shareholder
                                          Servicing Agent;
                                          (7,8,9) Transfer
                                          Agent; (1-9)
                                          Independent
                                          Auditors.
Item 17. Brokerage Allocation.............(1-9) Brokerage Transactions.
Item 18. Capital Stock and Other
         Securities                       Not Applicable.
Item 19. Purchase, Redemption and
         Pricing of Securities Being
         Offered..........................(1-9) Purchasing
                                          Shares; (1-9)
                                          Conversion to
                                          Federal Funds;
                                          (1-9) Exchange
                                          Privilege; (1-9)
                                          Requirements for
                                          Exchange; (1-9)
                                          Making an
                                          Exchange; (1-9)
                                          Determining Net
                                          Asset Value;
                                          (2-4,6)
                                          Determining Market
                                          Value of
                                          Securities; (5)
                                          Valuing Municipal
                                          Securities; (1)
                                          Use of the
                                          Amortized Cost
                                          Method; (1-9)
                                          Redeeming Shares;
                                          (1-9) Redemption
                                          in Kind; (1-9)
                                          Massachusetts
                                          Partnership Law.
Item 20. Tax Status.......................(1-9) Tax Status (1-6) The Funds' Tax
                                          Status; (7,8,9) The Fund's Tax Status;
                                          (1-9) Shareholders' Tax Status;
Item 21. Underwriters.....................(1-5,7) Distribution Plan; (6,8,9)
                                          Distribution and Shareholder Services
                                          Plans;
Item 22. Calculation of Performance
         Data.............................(1-9) Performance Comparisons; (1-9)
                                          Yield; (1,7) Effective Yield; (1-9)
                                         Total Return; (5) Tax-Equivalent Yield;
                                         (5) Tax-Equivalency Table;
Item 23. Financial Statements.............(1-6) Incorporated herein by reference to the Trust's Annual Report dated
                                          February 28, 1997 (File Nos. 33-46431
                                          and 811-6607); (7) Filed in
                                          supplement to Part A; (8,9) To be
                                          filed by amendment.




DG PRIME MONEY MARKET FUND
(A Portfolio of DG Investor Series)
--------------------------------------------------------------------------------
SUPPLEMENT TO THE COMBINED PROSPECTUS DATED JUNE 30, 1997

A. Please insert the following "Financial Highlights" table for Prime Money Market Fund immediately following the section entitled "Financial Highlights" which begins on page 4 of the prospectus:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                          SIX MONTHS
                                                                                             ENDED
                                                                                          (UNAUDITED)
                                                                                         JUNE 30, 1997
                                                                                        ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $1.00
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment income                                                                        0.02
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------
  Distributions from net investment income                                                    (0.02)
-------------------------------------------------------------------------------------     ---------
NET ASSET VALUE, END OF PERIOD                                                                $1.00
-------------------------------------------------------------------------------------     ---------
TOTAL RETURN (B)                                                                              1.51%
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------
  Expenses                                                                                    0.69%*
-------------------------------------------------------------------------------------
  Net investment income                                                                       4.93%*
-------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                            0.26%*
-------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                  $163,763
-------------------------------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from March 10, 1997 (date of initial public investment) to June 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


B. Please delete the third paragraph of the section entitled "Voting rights" which begins on page 17 of the prospectus and replace it with the following:

"As of August 1, 1997, National Financial Services Corp., for the exclusive benefit of its customers, was the owner of record of 148,923,506 shares (100%) of Prime Money Market Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for vote of shareholders."

C. Please insert the following "Financial Statements" for Prime Money Market Fund immediately following the section entitled "Performance Information" on page 19 of the prospectus.

   DG PRIME MONEY MARKET FUND

   PORTFOLIO OF INVESTMENTS
   JUNE 30, 1997 (UNAUDITED)

   -----------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                            VALUE
-----------        -----------------------------------------------------------   ------------
(A)COMMERCIAL PAPER--82.7%
------------------------------------------------------------------------------
                   BROKERAGE--3.6%
                   -----------------------------------------------------------
$ 6,000,000        Merrill Lynch & Co., Inc., 5.671%, 10/6/1997                  $  5,909,790
                   -----------------------------------------------------------   ------------
                   CONSUMER PRODUCTS--3.0%
                   -----------------------------------------------------------
  5,000,000        Gillette Co., 5.626%, 7/11/1997                                  4,992,264
                   -----------------------------------------------------------   ------------
                   ELECTRICAL EQUIPMENT--3.0%
                   -----------------------------------------------------------
  5,000,000        General Electric Co., 5.658%, 7/9/1997                           4,993,789
                   -----------------------------------------------------------   ------------
                   FINANCE--AUTOMOTIVE--9.1%
                   -----------------------------------------------------------
  5,000,000        Daimler Benz North America Corp., 5.549%, 7/16/1997              4,988,500
                   -----------------------------------------------------------
  5,000,000        Ford Motor Credit Corp., 5.649%, 7/2/1997                        4,999,222
                   -----------------------------------------------------------
  5,000,000        Toyota Motor Credit Corp., 5.562%, 8/26/1997                     4,957,144
                   -----------------------------------------------------------   ------------
                   Total                                                           14,944,866
                   -----------------------------------------------------------   ------------
                   FINANCE--COMMERCIAL--9.1%
                   -----------------------------------------------------------
  5,000,000        CIT Group Holdings, Inc., 5.603%, 8/5/1997                       4,973,021
                   -----------------------------------------------------------
  5,000,000        IBM Credit Corp., 5.594%, 8/20/1997                              4,961,528
                   -----------------------------------------------------------
  5,000,000        MetLife Funding, Inc., 5.586%, 8/22/1997                         4,960,061
                   -----------------------------------------------------------   ------------
                   Total                                                           14,894,610
                   -----------------------------------------------------------   ------------
                   FINANCE--RETAIL--3.0%
                   -----------------------------------------------------------
  5,000,000        Commercial Credit Co., 5.605%, 8/14/1997                         4,966,083
                   -----------------------------------------------------------   ------------


DG PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                            VALUE
-----------        -----------------------------------------------------------   ------------
(A)COMMERCIAL PAPER--CONTINUED
------------------------------------------------------------------------------
                   FINANCIAL SERVICES--3.3%
                   -----------------------------------------------------------
$ 5,400,000        National Rural Utilities Cooperative Finance Corp., 5.547%,
                   7/23/1997                                                     $  5,381,850
                   -----------------------------------------------------------   ------------
                   FOOD & BEVERAGE--6.1%
                   -----------------------------------------------------------
  5,000,000        Anheuser-Busch Cos., Inc., 5.625%, 8/18/1997                     4,963,000
                   -----------------------------------------------------------
  5,000,000        PepsiCo, Inc., 5.546%, 7/14/1997                                 4,990,069
                   -----------------------------------------------------------   ------------
                   Total                                                            9,953,069
                   -----------------------------------------------------------   ------------
                   INDUSTRIAL--9.1%
                   -----------------------------------------------------------
  5,000,000        Cargill, Inc., 5.665%, 9/30/1997                                 4,929,728
                   -----------------------------------------------------------
  5,000,000        Engelhard Corp., 5.700%, 8/11/1997                               4,967,997
                   -----------------------------------------------------------
  5,000,000        Fluor Corp., 5.621%, 7/31/1997                                   4,976,792
                   -----------------------------------------------------------   ------------
                   Total                                                           14,874,517
                   -----------------------------------------------------------   ------------
                   INSURANCE--9.1%
                   -----------------------------------------------------------
  5,000,000        AIG Funding, Inc., 5.686%, 10/1/1997                             4,928,700
                   -----------------------------------------------------------
  5,000,000        Prudential Funding Corp., 5.599%, 8/28/1997                      4,955,372
                   -----------------------------------------------------------
  5,000,000        USAA Capital Corp., 5.697%, 7/21/1997                            4,984,389
                   -----------------------------------------------------------   ------------
                   Total                                                           14,868,461
                   -----------------------------------------------------------   ------------
                   PHARMACEUTICALS--HEALTH CARE--6.0%
                   -----------------------------------------------------------
  5,000,000        Glaxo Wellcome PLC, 5.638%, 9/23/1997                            4,935,133
                   -----------------------------------------------------------
  5,000,000        Schering Plough Corp., 5.630%, 10/28/1997                        4,908,767
                   -----------------------------------------------------------   ------------
                   Total                                                            9,843,900
                   -----------------------------------------------------------   ------------
                   TELECOMMUNICATIONS--9.2%
                   -----------------------------------------------------------
  5,000,000        AT&T Corp., 5.559%, 7/1/1997                                     5,000,000
                   -----------------------------------------------------------
  5,000,000        NYNEX Corp., 5.536%, 7/18/1997                                   4,986,990
                   -----------------------------------------------------------
  5,000,000        Southwestern Bell Telephone Co., 5.572%, 7/29/1997               4,978,533
                   -----------------------------------------------------------   ------------
                   Total                                                           14,965,523
                   -----------------------------------------------------------   ------------
                   UTILITIES-ELECTRIC--9.1%
                   -----------------------------------------------------------
  5,000,000        Alabama Power Co., 5.634%, 7/25/1997                             4,981,433
                   -----------------------------------------------------------


DG PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                            VALUE
-----------        -----------------------------------------------------------   ------------
(A)COMMERCIAL PAPER--CONTINUED
------------------------------------------------------------------------------
                   UTILITIES-ELECTRIC--CONTINUED
                   -----------------------------------------------------------
$ 5,000,000        Florida Power & Light Co., 5.523%, 7/7/1997                   $  4,995,417
                   -----------------------------------------------------------
  5,000,000        Southern California Edison Co., 5.623%, 9/19/1997                4,938,333
                   -----------------------------------------------------------   ------------
                   Total                                                           14,915,183
                   -----------------------------------------------------------   ------------
                   TOTAL COMMERCIAL PAPER                                         135,503,905
                   -----------------------------------------------------------   ------------
GOVERNMENT AGENCIES--9.1%
------------------------------------------------------------------------------
               (B) FEDERAL FARM CREDIT BANK, DISCOUNT NOTE--3.0%
                   -----------------------------------------------------------
  5,000,000        5.485%, 9/4/1997                                                 4,952,424
                   -----------------------------------------------------------   ------------
               (B) FEDERAL HOME LOAN BANK, DISCOUNT NOTE--3.0%
                   -----------------------------------------------------------
  5,000,000        5.729%, 9/25/1997                                                4,934,306
                   -----------------------------------------------------------   ------------
               (B) FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTE--3.1%
                   -----------------------------------------------------------
  5,000,000        5.452%, 8/7/1997                                                 4,972,969
                   -----------------------------------------------------------   ------------
                   TOTAL GOVERNMENT AGENCIES                                       14,859,699
                   -----------------------------------------------------------   ------------
U.S. TREASURY NOTE--3.7%
------------------------------------------------------------------------------
  6,000,000        6.500%, 8/15/1997                                                6,007,677
                   -----------------------------------------------------------   ------------
(C)REPURCHASE AGREEMENTS--4.9%
------------------------------------------------------------------------------
  8,047,100        Eastbridge Capital, 6.000%, dated 6/30/1997, due 7/1/1997        8,047,100
                   -----------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                      $164,418,381
                   -----------------------------------------------------------   ------------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Discount rate at time of purchase.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($163,763,466) at June 30, 1997.

The following acronym is used throughout this portfolio:

PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)


DG PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $164,418,381
-------------------------------------------------------------------------------
Cash                                                                                         84
-------------------------------------------------------------------------------
Income receivable                                                                       147,861
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   164,566,326
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Income distribution payable                                             658,830
--------------------------------------------------------------------
Accrued expenses                                                        144,030
--------------------------------------------------------------------   --------
     Total liabilities                                                                  802,860
-------------------------------------------------------------------------------    ------------
Net Assets for 163,763,466 shares outstanding                                      $163,763,466
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
$163,763,466 / 163,763,466 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)


DG PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 1997 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------
Interest                                                                                         $2,561,615
---------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------
Investment advisory fee                                                             $ 227,862
--------------------------------------------------------------------------------
Administrative personnel and services fee                                              46,525
--------------------------------------------------------------------------------
Custodian fees                                                                          7,048
--------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                4,527
--------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                 757
--------------------------------------------------------------------------------
Auditing fees                                                                           2,448
--------------------------------------------------------------------------------
Legal fees                                                                              1,166
--------------------------------------------------------------------------------
Portfolio accounting fees                                                              13,061
--------------------------------------------------------------------------------
Distribution services fee                                                             113,931
--------------------------------------------------------------------------------
Share registration costs                                                               11,022
--------------------------------------------------------------------------------
Printing and postage                                                                    1,619
--------------------------------------------------------------------------------
Insurance premiums                                                                      1,262
--------------------------------------------------------------------------------
Miscellaneous                                                                           1,005
--------------------------------------------------------------------------------    ---------
    Total expenses                                                                    432,233
--------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------
  Waiver of investment advisory fee                                     $(91,145)
---------------------------------------------------------------------
  Waiver of administrative personnel and services fee                    (25,547)
---------------------------------------------------------------------   --------
    Total waivers                                                                    (116,692)
--------------------------------------------------------------------------------    ---------
         Net expenses                                                                               315,541
---------------------------------------------------------------------------------------------    ----------
             Net investment income                                                               $2,246,074
---------------------------------------------------------------------------------------------    ----------

* For the period from March 10, 1997 (date of initial public investment) to June 30, 1997.

(See Notes which are an integral part of the Financial Statements)


DG PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               PERIOD ENDED
                                                                                (UNAUDITED)
                                                                              JUNE 30, 1997*
                                                                              ---------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------
Net investment income                                                          $   2,246,074
---------------------------------------------------------------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------
Distributions from net investment income                                          (2,246,074)
---------------------------------------------------------------------------   --------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------------
Proceeds from sale of shares                                                     225,989,469
---------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             1,587,242
---------------------------------------------------------------------------
Cost of shares redeemed                                                          (63,813,245)
---------------------------------------------------------------------------   --------------
     Change in net assets resulting from share transactions                      163,763,466
---------------------------------------------------------------------------   --------------
          Change in net assets                                                   163,763,466
---------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------
Beginning of period                                                                       --
---------------------------------------------------------------------------   --------------
End of period                                                                  $ 163,763,466
---------------------------------------------------------------------------   --------------

* For the period from March 10, 1997 (date of initial public investment) to June 30, 1997.

(See Notes which are an integral part of the Financial Statements)


DG PRIME MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of DG Prime Money Market Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is current income consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


DG PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 1997, capital paid-in aggregated $163,763,466.

Transactions in shares were as follows:

                                                                                PERIOD ENDED
                                                                               JUNE 30, 1997*
                                                                              ----------------
Shares sold                                                                      225,989,469
---------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                 1,587,242
---------------------------------------------------------------------------
Shares redeemed                                                                  (63,813,245)
---------------------------------------------------------------------------   --------------
  Net change resulting from Institutional Shares transactions                    163,763,466
---------------------------------------------------------------------------   --------------

* For the period from March 10, 1997 (date of initial public investment) to June 30, 1997.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--ParkSouth Corporation, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.


DG PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund, annually, to compensate FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational and start-up administrative service expenses of $30,000 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational and start-up administrative expenses during the five year period following effective date. For the period ended June 30, 1997, the Fund paid $0 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                                                 August 31, 1997
DG INVESTOR SERIES
DG PRIME MONEY MARKET FUND
LOGO
SUPPLEMENT TO THE COMBINED PROSPECTUS

A Portfolio of DG Investor Series,
an Open-End Management Investment Company

ParkSouth Corporation
Jackson, MS
Investment Adviser

August 31, 1997

LOGO FEDERATED INVESTORS

       Cusip 23321N707
       G01258-17 (8/97)
                                    LOGO



DG U.S. GOVERNMENT MONEY MARKET FUND
(A Portfolio of DG Investor Series)
Supplement to the Combined Prospectus dated June 30, 1997

Effective August 1, 1997, DG U.S. Government Money Market Fund (the "Fund") will, pursuant to the existing Shareholder Services Plan, accrue and pay shareholder services fees of 0.15% of the Fund's average daily net assets.


                                  July 24, 1997

[GRAPHIC OMITTED]
        Cusip 23321N608
        G01258-16 (7/97)
[GRAPHIC OMITTED]





DG INVESTOR SERIES


MONEY MARKET FUNDS

PROSPECTUS


DG Investor Series (the "Trust") is an open-end, management investment company (a mutual fund). This combined prospectus offers investors interests in the following two separate investment portfolios (individually or collectively referred to as the "Fund" or "Funds" as the context requires), each having a distinct investment objective and policies:



     - DG Prime Money Market Fund; and



     - DG U.S. Government Money Market Fund.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF DEPOSIT GUARANTY NATIONAL BANK, ARE NOT ENDORSED OR GUARANTEED BY DEPOSIT GUARANTY NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO.



This prospectus contains the information you should read and know before you invest in the Funds. Keep this prospectus for future reference.



The Funds have also filed a Statement of Additional Information dated June 30, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-530-7377. To obtain other information, or make inquiries about the Funds, contact the Trust at the address listed in the back of this prospectus, or you can visit the DG Investors Series' Internet site on the World Wide Web at (www.dgb.com). The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Funds is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated June 30, 1997



TABLE OF CONTENTS

--------------------------------------------------------------------------------


SYNOPSIS                                                                       1

------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       2

------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           4

------------------------------------------------------


OBJECTIVE AND POLICIES OF EACH FUND                                            6

------------------------------------------------------


  Prime Money Market Fund                                                      6


  Investment Risks                                                             8


  Government Money Market Fund                                                 9



PORTFOLIO INVESTMENT AND STRATEGIES                                           10

------------------------------------------------------


  Repurchase Agreements                                                       10


  When-Issued and Delayed
   Delivery Transactions                                                      10


  Lending of Portfolio Securities                                             10



INVESTMENT LIMITATIONS                                                        10

------------------------------------------------------


DG INVESTOR SERIES INFORMATION                                                11

------------------------------------------------------


  Management of the Trust                                                     11


  Distribution of Fund Shares                                                 12


  Administration of the Funds                                                 13


  Expenses of the Funds                                                       13



NET ASSET VALUE                                                               13

------------------------------------------------------


INVESTING IN THE FUNDS                                                        14

------------------------------------------------------


  Share Purchases                                                             14


  Minimum Investment Required                                                 14


  Systematic Investment Program                                               14



EXCHANGE PRIVILEGE                                                            15

------------------------------------------------------


  Exchanging Shares                                                           15



REDEEMING SHARES                                                              15

------------------------------------------------------


  Through the Banks                                                           15


  Systematic Withdrawal Program                                               17



ACCOUNT AND SHARE INFORMATION                                                 17

------------------------------------------------------


EFFECT OF BANKING LAWS                                                        18

------------------------------------------------------


TAX INFORMATION                                                               18

------------------------------------------------------


  Federal Income Tax                                                          18


  State and Local Taxes                                                       19



PERFORMANCE INFORMATION                                                       19

------------------------------------------------------


ADDRESSES                                                                     20

------------------------------------------------------



SYNOPSIS

--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated February 7, 1992. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Shares of the Funds are designed for retail and trust customers of Deposit Guaranty National Bank and its affiliates as a convenient means of participating in professionally managed portfolios.



As of the date of this prospectus, the Trust is composed of eight portfolios. The following two portfolios are offered in this prospectus:



     - DG Prime Money Market Fund ("Prime Money Market Fund")--seeks to provide current income consistent with stability of principal; and



     - DG U.S. Government Money Market Fund ("Government Money Market Fund")--seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. government securities.



For information on how to purchase shares of either of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 is required for each Fund. Subsequent investments must be in amounts of at least $50.



The Funds attempt to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.




SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                        SHAREHOLDER TRANSACTION EXPENSES



                                                                                       U.S. GOVERNMENT
                                                                       PRIME MONEY      MONEY MARKET
                                                                       MARKET FUND          FUND
                                                                       ------------    ---------------
Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price)...................................................        None             None
Maximum Sales Charge Imposed on Reinvested Dividends (as a
  percentage of offering price).....................................        None             None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable).............        None             None
Redemption Fee (as a percentage of amount redeemed, if
  applicable).......................................................        None             None
Exchange Fee........................................................        None             None
                                      ANNUAL OPERATING EXPENSES
                               (As a percentage of average net assets)*
Management Fee (after waiver)(1)....................................       0.30%            0.30%
12b-1 Fee(2)........................................................       0.25%            0.00%
Total Other Expenses................................................       0.15%            0.20%
Shareholder Services Fee(3).........................................       0.00%            0.00%
    Total Fund Operating Expenses(4)................................       0.70%            0.50%



(1) The management fees of Prime Money Market Fund and U.S. Government Money Market Fund have been reduced to reflect the voluntary waivers by the Adviser. The Adviser can terminate these voluntary waivers at any time at its sole discretion. The maximum management fee for these Funds is 0.50%.



(2) As of the date of this prospectus U.S. Government Money Market Fund is not paying or accruing 12b-1 fees. The Fund will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors. U.S. Government Money Market Fund could pay 0.25% as a 12b-1 fee to the distributor.



(3) As of the date of this prospectus, the Funds are not paying or accruing shareholder services fees. If the Funds were paying or accruing the shareholder services fee, the Funds would be able to pay up to 0.15% of their average daily net assets for the shareholder services fee.



(4) Total Fund Operating Expenses for Prime Money Market Fund in the table above are based on expenses expected during the fiscal year ended February 28, 1998. Total Fund Operating Expenses above for U.S. Government Money Market Fund reflect those for the period ended February 28, 1997. Total Fund Operating Expenses for U.S. Government Money Market Fund were 0.70% absent the voluntary waiver described above in note (1).



* Annual Fund Operating Expenses for Prime Money Market Fund are based on projected average net assets for the fiscal year ending February 28, 1998.



    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "DG INVESTOR SERIES INFORMATION" AND INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



                              EXAMPLE                               1 Year  3 Years  5 Years 10 Years
------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge. The Funds charge no contingent deferred sales charges.
  Prime Money Market Fund.......................................... $     7 $    22      --       --
  U.S. Government Money Market Fund................................ $     5 $    16 $    28  $    63



    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE PRIME MONEY MARKET FUND EXAMPLE IS BASED ON EXPENSES EXPECTED TO BE INCURRED FOR THE FUND'S FISCAL YEAR ENDING FEBRUARY 28, 1998.



                                     NOTES
                                  ------------



FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by KPMG Peat Marwick LLP, the Government Money Market Fund's independent auditors. Their report, dated April 11, 1997, on the Fund's financial statements for the year ended February 28, 1997, and on the following table for each of the periods presented, is included in the Annual Report, which is incorporated by reference. This table should be read in conjunction with the Government Money Market Fund's financial statements and notes thereto, which may be obtained from the Government Money Market Fund.



                                                                               DISTRIBUTIONS
                                                                                     TO
                                                 NET ASSET                      SHAREHOLDERS
                                                  VALUE,           NET            FROM NET
                    YEAR ENDED                   BEGINNING     INVESTMENT        INVESTMENT
                FEBRUARY 28 OR 29,               OF PERIOD    INCOME (LOSS)        INCOME
     ----------------------------------------------------------------------------------------
     U.S. GOVERNMENT MONEY MARKET FUND
     1993(a)..................................     $1.00           0.02             (0.02)
     1994.....................................     $1.00           0.03             (0.03)
     1995.....................................     $1.00           0.04             (0.04)
     1996.....................................     $1.00           0.05             (0.05)
     1997.....................................     $1.00           0.05             (0.05)



(a) Reflects operations for the period from July 1, 1992 (date of initial public investment) to February 28, 1993. For the period from March 31, 1992 (start of business) to June 30, 1992, all income was distributed to the administrator.



(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(c) Computed on an annualized basis.



(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



The Prime Money Market Fund had no public investment at February 28, 1997.



--------------------------------------------------------------------------------


                                  RATIOS TO AVERAGE NET ASSETS
                            ----------------------------------------
NET ASSET                                    NET                           NET ASSETS,
VALUE, END      TOTAL                     INVESTMENT       EXPENSE        END OF PERIOD
OF PERIOD     RETURN (B)    EXPENSES        INCOME        WAIVER (D)      (000 OMITTED)
------------------------------------------------------------------------------------------
  $ 1.00         1.97%         0.41%(c)       2.88%(c)        0.38%(c)       $189,024
  $ 1.00         2.74%         0.54%          2.70%           0.20%          $189,315
  $ 1.00         4.06%         0.53%          3.96%           0.20%          $162,515
  $ 1.00         5.48%         0.51%          5.33%           0.20%          $245,647
  $ 1.00         4.83%         0.50%          4.74%           0.20%          $273,453




OBJECTIVE AND POLICIES OF EACH FUND

--------------------------------------------------------------------------------


PRIME MONEY MARKET FUND



The investment objective of Prime Money Market Fund is current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that Prime Money Market Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.



Prime Money Market Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in Prime Money Market Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS. Prime Money Market Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:


     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

     - short-term credit facilities;

     - asset-backed securities;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.


     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide Prime Money Market Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow Prime Money Market Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit Prime Money Market Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." Prime Money Market Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.


     BANK INSTRUMENTS. Prime Money Market Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). Prime Money Market Fund will treat securities credit-enhanced with a bank's letter of credit as Bank Instruments.


     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.


     SHORT-TERM CREDIT FACILITIES. Prime Money Market Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. Prime Money Market Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.



CREDIT ENHANCEMENT. Certain of Prime Money Market Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to Prime Money Market Fund and affect its share price.



DEMAND FEATURES. Prime Money Market Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by Prime Money Market Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. Prime Money Market Fund uses these arrangements to provide Prime Money Market Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.



RESTRICTED AND ILLIQUID SECURITIES. Prime Money Market Fund may invest in restricted securities. Restricted securities are any securities in which Prime Money Market Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, Prime Money Market Fund will limit their purchase, together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.


Prime Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as Prime Money Market Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like Prime Money Market Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. Prime Money Market Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of Prime Money Market Fund are quite liquid. Prime Money Market Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by Prime Money Market Fund's Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.



CONCENTRATION OF INVESTMENTS. As a matter of policy which cannot be changed without shareholder approval, Prime Money Market Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which Prime Money Market Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, Prime Money Market Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject Prime Money Market Fund to more risk than if it did not concentrate.


INVESTMENT RISKS


ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by Prime Money Market Fund's Adviser in selecting investments for the Fund.




CERTAIN OTHER PORTFOLIO STRATEGIES. Prime Money Market Fund may also invest or engage in repurchase agreements, lending of portfolio securities and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."



GOVERNMENT MONEY MARKET FUND



The investment objective of Government Money Market Fund is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.



Government Money Market Fund pursues its investment objective by investing primarily in a portfolio of short-term U.S. government securities. The average maturity of U.S. government securities in its portfolio, computed on a dollar-weighted basis, will be 90 days or less, and the Fund will invest only in securities with remaining maturities of 13 months or less at the time of purchase.



ACCEPTABLE INVESTMENTS. The U.S. government securities in which Government Money Market Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:



     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and



     - notes, bonds, and discount notes of certain U.S. government agencies or instrumentalities, such as the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Federal Home Loan Banks; and Student Loan Marketing Association.



The obligations issued or guaranteed by agencies or instrumentalities of the U.S. government in which Government Money Market Fund invests are not backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to these agencies or instrumentalities, since it is not obligated to do so. These agencies and instrumentalities are supported by:



     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;



     - the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or



     - the credit of the agency or instrumentality.



Not more than 50% of Government Money Market Fund's net assets will be invested in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.



CERTAIN OTHER PORTFOLIO STRATEGIES. Government Money Market Fund may also invest or engage in repurchase agreements, lending of portfolio securities and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."




PORTFOLIO INVESTMENTS AND STRATEGIES

--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS



Certain securities in which the Funds invest may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Funds purchase securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Funds to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more or less than the market value of the securities on the settlement date.



The Funds may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.



LENDING OF PORTFOLIO SECURITIES



In order to generate additional income, the Funds may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral at all times equal to at least 100% of the value of the securities loaned.



INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------


The Funds will not:



     - borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under the following certain circumstances: the Government Money Market Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; and the Prime Money Market Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.




The above limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



The Government Money Market Fund will not:



     - invest more than 10% of its respective net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.



DG INVESTOR SERIES INFORMATION

--------------------------------------------------------------------------------


MANAGEMENT OF THE TRUST



BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Funds are made by ParkSouth Corporation, (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of portfolio instruments.



ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to
 .50% of the Funds' average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.



ADVISER'S BACKGROUND. ParkSouth Corporation is a registered investment adviser providing investment management services to individuals and institutional clients. ParkSouth is a subsidiary of Deposit Guaranty National Bank (the "Bank"), a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. DGC is listed on the New York Stock Exchange under the symbol "DEP."



ParkSouth manages, in addition to the Funds in the DG Investor Series, $630 million in common trust fund assets as of December 31, 1996. ParkSouth (which succeeded to the investment advisory business of the Bank in 1997), or the Bank, have served as the adviser to the Trust since May 5, 1992.



As part of its regular banking operations, the Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Bank. The lending relationships will not be a factor in the selection of securities.



DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


DISTRIBUTION AND SHAREHOLDER SERVICES PLANS. Under a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Funds may pay to the distributor an amount computed at an annual rate of 0.25% of the average daily net asset value of the Funds to finance any activity which is principally intended to result in the sale of shares subject to the Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers ("brokers") to provide distribution and/or administrative services as agents for their clients or customers. Government Money Market Fund will not accrue or pay 12b-1 fees until a separate class of shares has been created for certain institutional investors.



The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitations as the distributor may, by notice to the Trust, voluntarily declare to be effective.



The distributor will pay financial institutions a fee based upon shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.



The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.



In addition, the Funds have adopted a Shareholder Services Plan (the "Services Plan") with respect to its shares. Under the Services Plan, financial institutions will enter into shareholder service agreements with the Funds to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of the shares. In return for providing these support services, a financial institution may receive payments from each Fund at a rate not exceeding 0.15% of the average daily net assets of the shares beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the provision of personal services and maintenance of shareholder accounts.



The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.




SHAREHOLDER SERVICING ARRANGEMENTS. The distributor may pay financial institutions a fee with respect to the average net asset value of shares held by their customers for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Funds.



ADMINISTRATION OF THE FUNDS


ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

      MAXIMUM                    AVERAGE AGGREGATE
ADMINISTRATIVE FEE         DAILY NET ASSETS OF THE TRUST
-------------------     ------------------------------------
       .15%                  on the first $250 million
       .125%                  on the next $250 million
       .10%                   on the next $250 million
       .075%            on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $100,000 per portfolio. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.


EXPENSES OF THE FUNDS



Each Fund pays all of its own expenses and its allocable share of Trust expenses.


These expenses include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Fund and its shares; Trustees fees; meetings of Trustees and shareholders and proxy solicitations therefor; auditing, accounting, and legal services; investment advisory and administrative services; custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; issuing, purchasing, repurchasing, and redeeming shares; reports to government agencies; preparing, printing and mailing documents to shareholders such as financial statements, prospectuses and proxies; taxes and commissions; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise.

NET ASSET VALUE
--------------------------------------------------------------------------------


The Funds attempt to stabilize the net asset value of shares at $1.00 by valuing their portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Funds cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.




INVESTING IN THE FUNDS

--------------------------------------------------------------------------------

SHARE PURCHASES


Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Fund shares may be ordered by telephone through procedures established with the Bank in connection with qualified account relationships. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed upon minimum are invested automatically in Fund shares. The Fund reserves the right to reject any purchase request.



THROUGH THE BANKS. To place an order to purchase shares of the Funds, open an account by calling Deposit Guaranty National Bank at (800) 748-8500. Information needed to establish the account will be taken over the telephone.


Payment may be made by either check, federal funds or by debiting a customer's account at the Banks.

Purchase orders must be received by 11:00 a.m. (Eastern time). Payment is required before 3:00 p.m. (Eastern time) on the same business day in order to earn dividends for that day.


CASH SWEEP PROGRAM. Shareholders of Prime Money Market Fund and Government Money Market Fund can have cash accumulations in demand deposit accounts with subsidiaries or affiliates of the Bank automatically invested in Prime Money Market Fund or Government Money Market Fund on a day selected by the institution and its customer or when the demand deposit account reaches a predetermined dollar amount. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment in the Funds is $1,000. Subsequent investments may be in amounts of $50 or more with regard to the Prime Money Market Fund, and $100 or more with regard to the Government Money Market Fund. The Funds may waive the initial minimum investment for employees of Deposit Guaranty Corp. and its affiliates from time to time.


SYSTEMATIC INVESTMENT PROGRAM


Once an account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares. A shareholder may apply for participation in this program through the Bank.



EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


All shareholders of the Funds are shareholders of DG Investor Series, which, in addition to the Funds, is composed of the following six portfolios: DG Equity Fund, DG Opportunity Fund, DG International Equity Fund, DG Limited Term Government Income Fund, DG Government Income Fund, and DG Municipal Income Fund.


Shareholders in any of the Funds have easy access to all of the other Funds.

EXCHANGING SHARES


Shareholders of any Fund in DG Investor Series may exchange shares for the shares of any other Fund in DG Investor Series. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Fund into which an exchange is to be effected. Shares may be exchanged at net asset value, plus the difference between the sales charge (if any) already paid and any sales charge of the Fund into which shares are to be exchanged, if higher.


When an exchange is made from a Fund with a sales charge to a Fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a Fund with a sales charge would be at net asset value.


Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling the Banks. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


REDEEMING SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after the Bank receives the redemption request. Redemptions will be made on days on which the Funds computes their net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on Federal holidays when wire transfers are restricted. Requests for redemption can be made by telephone or by mail.


THROUGH THE BANKS


BY TELEPHONE. A shareholder who is a customer of the Bank may redeem shares of a Fund by calling Deposit Guaranty National Bank at (800) 748-8500.




For orders received before 11:00 a.m. (Eastern time), proceeds will normally be wired the same day to the shareholder's account at the Bank or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared on the day the redemption request was received.



Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. In no event will proceeds be sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Funds to accept telephone requests must first be completed. Authorization forms and information on this service are available from the Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated Shareholder Services Company or the Bank.



If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


BY MAIL. Any shareholder may redeem Fund shares by sending a written request to the Banks. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed exactly as the shares are registered. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail. Shareholders should call the Banks for assistance in redeeming by mail.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than on record with the Funds, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:


     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.


The Funds do not accept signatures guaranteed by a notary public.



The Funds and Federated Shareholder Services Company have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and Federated Shareholder Services Company reserve the right to amend these standards at any time without notice.


Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.


SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Fund shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through the Bank.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Funds unless cash payments are requested by writing to the Funds or the Banks as appropriate. Purchase orders must be received by the Bank before 11:00 a.m. (Eastern time). Payment is required before 3:00 p.m. (Eastern time) on the same business day in order to earn dividends for that day.



CAPITAL GAINS. The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Funds, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Funds or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of each Fund gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Funds' operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.



As of June 9, 1997, National Financial Services Corp., for the exclusive benefit of its customers, was the owner of record of 161,600,157 shares (100%)of Prime Money Market Fund, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



As of June 9, 1997, Deposit Guaranty National Bank, acting in various capacities for numerous accounts, was the owner of record of 170,595,340 shares (72%) of Government Money Market Fund, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or bank or non-bank affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer.


Some entities providing services to the Funds are subject to such banking laws and regulations. They believe, based on the advice of counsel, that they may perform those services for the Funds contemplated by any agreement entered into with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Funds will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



The Funds will be treated as single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the individual Funds.




Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. The Funds will provide detailed tax information for reporting purposes.


STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Funds advertises their yield, effective yield and total return.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.



ADDRESSES
--------------------------------------------------------------------------------


DG Investor Series
                DG Prime Money Market Fund                   Federated Investors Tower
                DG U.S. Government Money Market Fund         Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------

Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------

Investment Adviser
                ParkSouth Corporation                        P.O. Box 1200
                                                             Jackson, MS 39215-1200
------------------------------------------------------------------------------------------------

Custodian
                State Street Bank and Trust Company          P.O. Box 1713
                                                             Boston, MA 02266-8600
------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent,
and Shareholder Servicing Agent
                Federated Shareholder Services Company       Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------

Independent Accountants
                KPMG Peat Marwick LLP                        One Mellon Bank Center
                                                             Pittsburgh, PA 15219
------------------------------------------------------------------------------------------------

Deposit Guaranty National Bank                               DGB-14
                Mutual Funds Services                        P.O. Box 1200
                                                             Jackson, MS 39215-1200
------------------------------------------------------------------------------------------------



DG INVESTOR SERIES

DG PRIME MONEY MARKET FUND
DG U.S. GOVERNMENT MONEY MARKET FUND

[LOGO]
DG INVESTOR SERIES

COMBINED PROSPECTUS

PORTFOLIOS OF DG INVESTOR SERIES,
AN OPEN-END MANAGEMENT
INVESTMENT COMPANY

PARKSOUTH
CORPORATION
JACKSON, MS
INVESTMENT ADVISER

JUNE 30, 1997

[LOGO]
FEDERATED INVESTORS

Federated Securities Corp., Distributor

Cusip 23321N707
Cusip 23321N608
G00499-10 (6/97)




DG PRIME MONEY MARKET FUND
(A PORTFOLIO OF DG INVESTOR SERIES)
Supplement to the Statement of Additional Information dated June 30, 1997

A. Please delete the second paragraph of the section entitled "Trust Ownership" on page 9 of the Statement of Additional Information and replace it with the following: "As of August 1, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: National Financial Services Corp., for the exclusive benefit of its customers, was the owner of record of 148,923,506 shares (100%)."

B. Please add the following as the third sentence of the paragraph of the section entitled "Investment Advisory Services-Advisory Fees" on page 10 of the Statement of Additional Information:

      "For the period from March 10, 1997 (start of business) to June 30, 1997, the Adviser earned advisory fees from Prime Money Market Fund of $227,862, of which $91,145 were voluntarily waived."

C. Please add the following as the last sentence of the first paragraph of the section entitled "Brokerage Transactions" on page 10 of the Statement of Additional Information: "During the period from March 10, 1997 (start of business) to June 30, 1997, Prime Money Market Fund paid no brokerage commissions on brokerage transactions."

D. Please add the following as the last sentence of the paragraph of the section entitled "Other Services-Fund Administration" on page 10 of the Statement of Additional Information: "For the period from March 10, 1997 (start of business) to June 30, 1997, the administrator earned $46,525 on behalf of Prime Money Market Fund, of which $25,547 was waived."

E. Please add the following as the fifth paragraph of the section entitled "Purchasing Shares-Distribution and Shareholder Services Plans" on page 11 of the Statement of Additional Information: "For the period from March 10, 1997 (start of business) to June 30, 1997, Prime Money Market Fund made payments in the amount of $113,931 pursuant to the Distribution Plan, none of which were waived."

F. Please add the following as the third paragraph of the section entitled "Performance Information-Yield" on page 13 of the Statement of Additional
     Information: "Prime Money Market Fund's yield for the seven-day period ended June 30, 1997 was 5.02%."

G. Please add the following as the third paragraph of the section entitled "Performance Information-Effective Yield" on page 13 of the Statement of Additional Information: "Prime Money Market Fund's effective yield for the seven-day period ended June 30, 1997 was 5.15%."

H. Please add the following as the third paragraph of the section entitled "Performance Information-Total Return" on page 13 of the Statement of Additional Information and replace it with the following: "Prime Money Market Fund's cumulative total return for the period from March 10, 1997 (date of initial public investment) to June 30, 1997 was 1.51%. Cumulative total return reflects the Prime Money Market Fund's total performance over a specific period of time. Prime Money Market Fund's cumulative total return is representative of approximately 3 months of investment activity since Prime Money Market Fund's effective date."





                                 August 31, 1997


[GRAPHIC OMITTED]
        Cusip 23321N707
        G01258-18 (8/97)
[GRAPHIC OMITTED]







                              DG Investors Series
                               Money Market Funds

                      Statement of Additional Information












        This Statement of Additional Information relates to the following two portfolios (individually or collectively referred to as the "Fund" or "Funds" as the context requires) of DG Investor Series (the "Trust"):

                    DG Prime Money Market Fund ("Prime Money Market Fund"); and

                    DG U.S. Government Money Market Fund ("Government Money Market Fund").

        This Statement of Additional Information should be read with the prospectus of the Funds dated June 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-530-7377, or you can visit the DG Investors Series' Internet site on the World Wide Web at (www.dgb.com).

        Federated Investors Tower
        Pittsburgh, Pennsylvania 15222-3779

                          Statement dated June 30, 1997
[GRAPHIC OMITTED]

      Cusip 23321N707
      Cusip 23321N608
      G00499-12 (6/97)

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
                                        I


Investment Objectives and Policies                        1

Prime Money Market Fund                                   1
   Acceptable Investments                                 1
   U.S. Government Securities                             1
   Bank Instruments                                       1
   Ratings                                                1

Government Money Market Fund                              1
   Types of Investments                                   1

Investment Policies and Strategies                        2
   Repurchase Agreements                                  2
   Reverse Repurchase Agreements                          2
   Credit Enhancement                                     2
   When-Issued and Delayed Delivery Transactions          2
   Lending of Portfolio Securities                        3

Investment Limitations                                    3
   Regulatory Compliance                                  4

DG Investor Series Management                             5
   Trust Ownership                                        9
   Trustees' Compensation                                 9
   Trustee Liability                                      9

Investment Advisory Services                             10
   Investment Adviser                                    10
   Advisory Fees                                         10

Brokerage Transactions                                   10

Other Services                                           10
   Fund Administration                                   10
   Custodian                                             10
   Transfer Agent, Dividend Disbursing Agent,
     and Shareholder Servicing Agent                     11
   Independent Auditors                                  11



Purchasing Shares                                        11
   Distribution and Shareholder Services Plans           11
   Conversion to Federal Funds                           11

Determining Net Asset Value                              11

Exchange Privilege                                       12
   Requirements for Exchange                             12
   Making an Exchange                                    12

Redeeming Shares                                         12
   Redemption in Kind                                    12

Massachusetts Partnership Law                            12

Tax Status                                               12
   The Funds' Tax Status                                 12
   Shareholders' Tax Status                              13

Performance Information                                  13
   Yield                                                 13
   Effective Yield                                       13
   Total Return                                          13
   Performance Comparisons                               13
   Economic and Market Information                       14

Financial Statements                                     14

Investment Objectives and Policies

The prospectus discusses the objective of each Fund and the policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. Unless indicated otherwise, the policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Prime Money Market Fund


Acceptable Investments

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. Government Securities

The types of U.S. government securities in which the Prime Money Market Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

         o  the full faith and credit of the U.S. Treasury;

         o  the issuer's right to borrow from the U.S. Treasury;

o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         o  the credit of the agency or instrumentality issuing the obligations.

Bank Instruments



The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Prime Money Market Fund may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.



Ratings



An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Prime Money Market Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

Government Money Market Fund

Types of Investments

Government Money Market Fund invests primarily in short-term U.S. government securities.

      Variable Rate U.S. Government Securities

         Some of the short-term U.S. government securities the Government Money Market Fund may purchase have variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.

         Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

The Government Money Market Fund may purchase variable rate U.S. government securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

Investment Policies and Strategies

Repurchase Agreements

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Funds, the Funds could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Funds might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Funds' adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In reverse repurchase agreements, the Funds transfer possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agree that on a stipulated date in the future the Funds will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Funds, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

The use of reverse repurchase agreements may enable the Funds to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Funds will be able to avoid selling portfolio instruments at a disadvantageous time.

Credit Enhancement

The Prime Money Market Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Funds. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds sufficient to make payment for the securities to be purchased are segregated on the Funds' records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.

The Government Money Market Fund does not anticipate investing more than 5%of its respective total assets in when-issued and delayed delivery transactions.

Lending of Portfolio Securities

The collateral received when the Funds lend portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination at the option of the Funds or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.



Investment Limitations

Selling Short and Buying on Margin



         The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money

         The Funds will not issue senior securities except that the Funds may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of their total assets, including the amounts borrowed.

         The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

Pledging Assets

         The Funds will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.

Lending Cash or Securities

         The Funds will not lend any assets, except portfolio securities and except that the Funds may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions permitted by their investment objective, policies, and limitations or the Trust's Declaration of Trust.

Investing in Commodities

         The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

Investing in Real Estate

         Government Money Market Fund will not purchase or sell real estate, including limited partnership interests in real estate, although it may invest in securities secured by real estate or interests in real estate.

Underwriting

         The Funds will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with a Fund's investment objective, policies, and limitations.

Concentration of Investments

         Prime Money Market Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% or more of the value of its total assets in commercial paper issued by finance companies. The Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

Diversification of Investments

         With respect to securities comprising 75% of the value of its total assets, the Prime Money Market Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

         The Funds will not invest more than 10% of the value of their net assets in illiquid securities, including securities not determined by the Trustee to be liquid and repurchase agreementsproviding for settlement in more than seven days after notice, and with respect to the Prime Money Market Fund, non-negotiable time deposits.

Investing in Securities of Other Investment Companies

         Government Money Market Fund and Prime Money Market Fund will limit their investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of another investment company would be subject to such duplicate expenses. The Funds' adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

Investing for Control

         Prime Money Market Fund will not invest in securities of a company for the purpose of exercising control or management.

Investing in Options

         The Funds will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Prime Money Market Fund has no present intent to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.

Regulatory Compliance

The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of its assets in the securities of any one issuer, although Government Money Market Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. Government Money Market Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of their investments , as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

DG Investor Series Management



Officers and Trustees are listed with their addresses, birthdates, present positions with Dg Investor Series, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA

Birthdate: March 23, 1960

Vice President and Assistant Treasurer

Vice President and Assistant Treasurer of some of the Funds.


         * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

         @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

Trust Ownership

Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of June 9, 1997, the following shareholder of record owned 5% or more of the outstanding shares of Prime Money Market Fund: National Financial Services Corp., for the exclusive benefit of its customers, was the owner of record of approximately 161,600,157 shares (100%).

As of June 9, 1997, the following shareholders of record owned 5% or more of the outstanding shares of U.S. Government Money Market Fund: Deposit Guaranty National Bank, acting in various capacities for numerous accounts was the owner of record of approximately 170,595,340 shares (72%) and Commercial National Bank, acting in various capacities for numerous accounts, was the owner of record of approximately 51,813,418 shares (21.87%).

Trustees' Compensation

Name ,                                      Aggregate
Position With                               Compensation From
Trust                                       Trust+
John F. Donahue,                            $0
Chairman and Trustee
Thomas G. Bigley,                           $1,958
Trustee
John T. Conroy, Jr.,                        $2,155
Trustee
William J. Copeland,                        $2,155
Trustee
James E. Dowd,                              $2,155
Trustee
Lawrence D. Ellis, M.D.,                    $1,958
Trustee
Edward L. Flaherty, Jr.,                    $2,155
Trustee
Edward C. Gonzales,                         $0
President, Treasurer and Trustee
Peter E. Madden,                            $1,958
Trustee
Gregor F. Meyer,                            $1,958
Trustee
John E. Murray, Jr.,                        $1,958
Trustee
Wesley W. Posvar,                           $1,958
Trustee
Marjorie P. Smuts,                          $1,958
Trustee
+The aggregate compensation is provided for the Trust which is currently comprised of eight portfolios. Information is furnished for the fiscal year ended February 28, 1997, and the seven portfolios that were effective as of that date.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will only be liable for their own willful defaults. If reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, a Trustee shall not be liable for any neglect or wrong doing of any such person. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



Investment Advisory Services

Investment Adviser


The Funds' investment adviser is ParkSouth Corporation (the "Adviser"), a subsidiary of Deposit Guaranty National Bank, a national banking association founded in 1925 which, in turn, is a subsidiary of Deposit Guaranty Corp. The Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Deposit Guaranty National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Deposit Guaranty National Bank's or its affiliates' lending relationships with an issuer. Advisory Fees



For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended February 28, 1997, February 29, 1996, and February 28, 1995, the Adviser earned fees from Government Money Market Fund of $1,138,567, $1,044,577 and $837,617, respectively, of which $455,427, $417,831 and $335,047, respectively, were voluntarily waived.



Brokerage Transactions



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended February 28, 1997, February 29, 1996, and February 28, 1995, Government Money Market Fund paid no brokerage commissions on brokerage transactions.



Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

Fund Administration



Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended February 28, 1997, February 29, 1996, and February 28, 1995, the administrator earned $248,304, $244,926 and $210,182, respectively, on behalf of the Government Money Market Fund, none of which was waived.

Custodian

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds.

Transfer Agent, Dividend Disbursing Agent, and Shareholder Servicing Agent

Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, serves as transfer agent for the shares of the Funds, dividend disbursing agent for the Funds, and shareholder servicing agent for the Funds.



Independent Auditors

The independent auditors for the Fund are KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.

Purchasing Shares
Shares of the Funds are sold at their net asset value next determined after an order is received on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Fund."

Distribution and Shareholder Services Plans

These arrangements permit the payment of fees to financial institutions to stimulate distribution activities and services to shareholders provided by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in pursuing their investment objectives. By identifying potential investors whose needs are served by the Funds' objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; and (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended February 28, 1997, Government Money Market Fund made no payments pursuant to the Distribution Plan.



Conversion to Federal Funds


It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Deposit Guaranty National Bank (the "Bank"), as well as Federated Shareholder Services Company, act as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value



The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Funds computed by dividing the annualized daily income on the Funds' portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Funds' investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



Exchange Privilege
Requirements for Exchange

Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Further information on the exchange privilege may be obtained by calling the Funds.

Making an Exchange

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
Redeeming Shares

Shares of the Funds are redeemed at the next computed net asset value after the Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.

Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
Redemption in Kind


Although the Funds intend to redeem shares in cash, they reserve the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Funds' portfolio.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Funds have elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of each Fund's net asset value during any 90-day period.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them. Tax Status

The Funds' Tax Status

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; o derive less than 30% of its gross income from the sale of securities held less than three months; o invest in securities within certain statutory limits; and o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status


Shareholders of the Funds are subject to federal income tax on dividends received as cash or additional shares. These dividends, and any short-term capital gains, are taxable as ordinary income. No portion of any income dividend paid by the Funds is eligible for the dividends received deduction available to corporations.

Performance Information

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Funds, the performance will be reduced for those shareholders paying those fees.

Yield

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.



The Government Money Market Fund's yield for the seven-day period ended February 28, 1997 was 4.72%.



Effective Yield

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.



The Government Money Market Fund's effective yield for the seven-day period ended February 28, 1997 was 4.83%.



Total Return

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.



The Government Money Market Fund's average annual total returns for the fiscal year ended February 28, 1997, and for the period from March 31, 1992 (date of initial public investment) to February 28, 1997, were 4.83% and 4.08% respectively.



Performance Comparisons

Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:



     o Lipper Analytical Services, Inc. (Prime Money Market Fund Government Money Market Fund), ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

         o Donoghue's Money Fund Report (Prime Money Market Fund Government Money Market Fund) publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     o Money (Prime Money Market Fund Government Money Market Fund), a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

         o Bank Rate Monitor(C) National Index (Prime Money Market Fund Government Money Market Fund), Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

     o Discount Corporation of New York 30-Day Federal Agencies (Government Money Market Fund), for example, is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

     o Salomon 30-Day Treasury Bill Index (Government Money Market Fund) is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.




Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time. Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information


Advertising and sales literature for the Funds may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Financial Statements



The financial statements for the fiscal year ended February 28, 1997, for Government Money Market Fund are incorporated herein by reference to the Annual Report of the Fund dated February 28, 1997 (File Nos. 33-46431 and 811-6607). A copy of Government Money Market Fund's Annual Report may be obtained without charge by contacting the Trust.







PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

(a) Financial Statements: (1-6) Incorporated herein by reference to the Trust's Annual Report dated February 28, 1997 (File Nos. 33-46431 and 811-6607); (7) Filed in supplement to Part A; (8,9) To be filed by amendment.

(b)      Exhibits:
          (1)     Conformed copy of Declaration of Trust of the Registrant (1.);
                    (i)    Conformed copy of Amendment No. 1 of Declaration of
                           Trust of the Registrant (2.);
                   (ii)    Conformed copy of Amendment No. 3 of Declaration of
                           Trust of the Registrant (4.);
                  (iii)    Conformed copy of Amendment to the Declaration of
                           Trust of the Registrant dated May 17, 1994 (8.);
          (2)     Copy of By-Laws of the Registrant (1.);
          (3)     Not applicable;
          (4)       (i)    Copy of Specimen Certificate for Shares of Beneficial
                           Interest of DG U.S. Government Money Market Fund(3.);
                   (ii) Copy of Specimen Certificate for
                  Shares of Beneficial Interest of DG Limited
                  Term Government Income Fund (3.); (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of DG Government Income
                  Fund (3.);
                   (iv)    Copy of Specimen Certificate for Shares of Beneficial
                           Interest of DG Equity Fund (3.);
                    (v)    Copy of Specimen Certificate for Shares of Beneficial
                           Interest of DG Municipal Income (6.);
                   (vi)    Copy of Specimen Certificate for Shares of Beneficial
                           Interest of DG Opportunity Fund (8.);
                  (vii)    Copy of Specimen Certificate for Shares of Beneficial
                           Interest of DG Prime Money Market Fund (12.);

+   All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed March 18, 1992. (File Nos. 33-46431 and 811-6607)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File Nos. 33-46431 and 811-6607)
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File Nos. 33-46431 and 811-6607)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No.2 on Form N-1A filed October 14, 1992. (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 15, 1996. (File Nos. 33-46431 and 811-6607)

        (viii) Copy of Specimen Certificate for Shares of Beneficial Interest of DG Mid Cap Fund (13.);
        (ix)     Copy of Specimen Certificate for Shares of Beneficial Interest
                    of DG International Equity Fund (13.);
(5)     Conformed copy of Investment Advisory Contract of Registrant (13.);
         (i) Conformed copy of Exhibit I to the
         Investment Advisory Contract of Registrant to add DG Mid Cap Fund (15); (ii) Conformed copy of Sub-Advisory Agreement between
         Deposit Guaranty National Bank and
         Commercial National Bank (6.);
                 (a) Conformed copy of Exhibit A for
                 DG Equity Fund (8.); (b) Conformed
                 copy of Exhibit B for DG Government
                 Income Fund (8.); (c) Conformed
                 copy of Exhibit C for DG Limited
                 Term Government Income Fund (8.);
                 (d) Conformed copy of Exhibit D for
                 DG Municipal Income Fund (8.); (e)
                 Conformed copy of Exhibit E for DG
                 Opportunity Fund; (9.)
         (iii)   Conformed copy of Sub-Advisory Agreement between ParkSouth
                 Corporation and Lazard Frere Asset Management (13.);
         (iv)    Form of Sub-Advisory Agreement between ParkSouth Corporation and Bennett Lawrence Management, Inc. (13.);
(6)     Conformed copy of Distributor's Contract of the Registrant (3.);
          (i) Conformed copy of Exhibit A for DG vs
         Government Money Market Fund (8.); (ii)
         Copy of Exhibit B for DG Limited Term
         Government Income Fund (8.);
        (iii) Conformed copy of Exhibit C for DG
         Government Income Fund (8.); (iv) Conformed copy of Exhibit D for DG Equity Income Fund
         (8.);
          (v) Conformed copy of Exhibit E for DG
         Municipal Income Fund (8.); (vi) Conformed copy of Exhibit F for DG Opportunity Fund
         (9.);


+        All exhibits have been filed electronically.
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 22, 1992. (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)
8.       Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 20, 1997. (File Nos. 33-46431 and 811-6607)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed August 22, 1997. (File Nos. 33-46431 and 811-6607)

          (vii) Conformed copy of Exhibit G for DG
          Prime Money Market Fund (13.); (viii)
          Conformed copy of Exhibit H for DG
          International Equity Fund (13.); (ix)
          Conformed copy of Exhibit I for DG Mid Cap
          Fund (14);
  (7)     Not applicable
  (8)     Conformed copy of Custodian Agreement of the Registrant (6.);
  (9)       (i)    Conformed copy of Transfer Agency and Service Agreement of
                    Registrant (6.);
           (ii)...Conformed copy of Administrative Services Agreement (7.);
          (iii) Conformed copy of Shareholder Services
           Agreement (13.); (iv) Conformed copy of
           Shareholder Services Plan (9.);
          (v)    Conformed copy of Exhibit A to Shareholder Services Plan (9.);
          (vi) Conformed copy of Exhibits B, C, D, E, F, G, H, and I to Shareholder Services Plan (13.);
 (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (11.);
 (11)     Not applicable;
 (12)     Not applicable;
 (13)     Conformed copy of Initial Capital Understanding (2.);.
 (14)     Not applicable;
 (15)       (i)    Copy of Distribution Plan of the Registrant (2.);
                   (a) Conformed copy of Exhibit A for
                   D.G. U.S. Government Money Market
                   Fund (8.); (b) Conformed copy of
                   Exhibit B for DG Limited Term
                   Government Income Fund (8.); (c)
                   Conformed copy of Exhibit C for DG
                   Government Income Fund (8.); (d)
                   Conformed copy of Exhibit D for DG
                   Equity Fund (8.);

+        All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 29, 1992. (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 27, 1994. (File Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607);
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed June 24, 1996. (File Nos. 33-46431 and 811-6607)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 20, 1997. (File Nos. 33-46431 and 811-6607)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed June 26, 1997. (File Nos. 33-46431 and 811-6607)

                     (e) Conformed copy of Exhibit E for
                     DG Municipal Income Fund (8.); (f)
                     Conformed copy of Exhibit F for DG
                     Opportunity Fund (9.); (g)
                     Conformed copy of Exhibit G for DG
                     Prime Money Market Fund (13.); (h)
                     Conformed copy of Exhibit H for DG
                     International Equity Fund (13.);
                     (i) Conformed copy of Exhibit I for
                     DG Mid Cap Fund (13.);
             (ii)    Copy of Rule 12b-1 Agreement of the Registrant (8.);
   (16)     Schedule for Computation of Fund Performance Data;
              (i)    DG Equity Fund (5.);
             (ii)    DG Government Income Fund (5.);
            (iii)    DG Limited Term Government Income Fund (5.);
             (iv)    DG U.S. Government Money Market Fund (5.);
              (v)    DG Municipal Income Fund (6.);
             (vi)    DG Opportunity Fund (9.);
            (vii) DG Prime Money Market Fund; + (17)
   Copy of Financial Data Schedules; + (18) Conformed copy of Power of Attorney (10.).

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None


+        All exhibits have been filed electronically.
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No.3 on Form N-1A filed October 28, 1992. (File Nos. 33-46431 and 811-6607)
6. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 23, 1993. (File Nos. 33-46431 and 811-6607)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed May 26, 1994. (File Nos. 33-46431 and 811-6607)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed February 10, 1995. (File Nos. 33-46431 and 811-6607);
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed April 25, 1995. (File Nos. 33-46431 and 811-6607)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed June 20, 1997. (File Nos. 33-46431 and 811-6607)

Item 26.   Number of Holders of Securities:

                                                 Number of Record Holders
           Title of Class                         as of August 1, 1997

           Shares of beneficial interest
            (no par value)

           DG U.S. Government Money
            Market Fund                                           97

           DG Limited Term Government
            Income Fund                                           169

           DG Government Income Fund                              190

           DG Equity Fund                                         1,679

           DG Municipal Income Fund                               97

           DG Opportunity Fund                                    711

           DG Prime Money Market Fund                             9

           DG International Equity Fund                           6

           DG Mid Cap Fund....................   Not currently effective

Item 27.   Indemnification:  (4)

Item 28.   Business and Other Connections of Investment Adviser:

                  (a) ParkSouth Corporation is a registered investment adviser providing investment management services to individuals and institutional clients. ParkSouth Corporation is a subsidiary of Deposit Guaranty National Bank, a national banking association formed in 1925, which, in turn, is a subsidiary of Deposit Guaranty Corp ("DGC"). Through its subsidiaries and affiliates, DGC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services.

                         ParkSouth Corporation manages, in addition to the Funds in the DG Investor Series, $630 million in common trust fund assets as of December 31, 1996. ParkSouth Corporation (which suceeded to the investment advisory business of Deposit Guaranty National Bank in 1997) or Deposit Guaranty National Bank have served as the Trust's investment adviser since May 5, 1992.

                         The principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with Deposit Guaranty National Bank.



                                                                                      Other Substantial
                                               Position With                          Business,Profession,
   Name                                        the Adviser                            Vocation or Employment

E.B. Robinson, Jr.                             Chairman of the Board
                                               and Chief Executive

Howard L. McMillan, Jr.                        President and Chief
                                               Operating Officer

William R. Boone                               Executive Vice President

Thomas M. Hontzas                              Executive Vice President

W. Parks Johnson                               Executive Vice President

James S. Lenoir                                Executive Vice President

W. Stanley Pratt                               Executive Vice President

Arlen L. McDonald                              Executive Vice President
                                               and Chief Financial Officer



                                                                              DIRECTORS

Haley R. Barbour                        Warren A. Hood, Jr.                     W.R. Newman, III

Michael B. Bemis                        Charles L. Irby                         John N. Palmer

W. Randolph James                       E.B. Robinson, Jr.                      Sharon S. Greener

Booker T. Jones                         Robert D. Robinson                      Robert L.T. Smith, Jr.

Howard L. McMillan, Jr.                 Douglas A. Herring                      Richard McRae,Jr.

J. Kelley Williams



           (b) Lazard Freres Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres Asset Management provides investment management services to client discretionary accounts with assets totalling approximately $38.1 billion as of December 31, 1996. Lazard Freres Asset Management serves as Sub-Adviser to DG International Equity Fund.

                    Lazard Freres Asset Management is managed by members who are referred to as Managing Directors and are as follows: Norman Eig; Herbert W. Gullquist; Thomas F. Dunn; Robert P. Morgenthau; John R. Reese; John R. Reinsberg; Michael S. Rome; Alexander E. Zagoreos; Larry Kohn; and Eileen Alexanderson.

           (c) Bennett Lawrence Management, LLC, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission. Bennett Lawrence Management, LLC provides investment management services to client discretionary accounts with assets totalling approximately $634 million as of December 31, 1996. Bennett Lawrence Management, LLC serves as Sub-Adviser to DG Mid Cap Fund.

                    Bennett Lawrence Management, LLC is managed by S. Van Zandt Schreiber, Managing Member and Chief Portfolio Manager,
                    Robert W. Deaton, Member and Associate Portfolio Manager, Brendan J. Contant, Member and Marketing Director and Jane
                    H. Fisher, Member and Operations Director.

Item 29.          Principal Underwriters:

          (a) 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust;
               Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                   (b)

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Richard B. Fisher                              Director, Chairman, Chief                 Vice President
Federated Investors Tower                      Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice   President, Treasurer
Federated Investors Tower                      President, Federated,                     and Trustee
Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,
Federated Investors Tower                      Assistant Treasurer
Pittsburgh, PA 15222-3779                      Federated Securities Corp

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

David M. Taylor                                Executive Vice President                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka                            Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779


                  (c)      Not applicable.

Item 30.          Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:






DG Investor Series                                                     Federated Investors Tower
                                                                       Pittsburgh, PA  15222-3779

Federated Shareholder Services Company                                 P.O. Box 8600
       Transfer Agent, Dividend                                        Boston, MA 02266-8600
       Disbursing Agent and
       Shareholder Servicing Agent

Federated Administrative Services                                      Federated Investors Tower
       Administrator                                                   Pittsburgh, PA  15222-3779

ParkSouth Corporation                                                  P.O. Box 1200
       Adviser                                                         Jackson,MS 39215-1200

Lazard Freres Asset Management                                         30 Rockefeller Plaza
       Sub-Adviser to DG International                                 New York, NY 10020
       Equity Fund only

Bennett Lawrence Management, LLC                                       757 Third Avenue, 19th Floor
       Sub-Adviser to DG Mid Cap                                       New York, NY 10017
       Fund only

State Street Bank and Trust Company                                    P.O. Box 8600
       Custodian                                                       Boston, MA 02266-8600

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to file a post-effective amendment on behalf of DG International Equity Fund, using financial statments for DG International Equity Fund, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 12.

                  Registrant hereby undertakes to file a post-effective amendment on behalf of DG Mid Cap Fund, using financial statments for DG Mid Cap Fund, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 13.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, DG INVESTOR SERIES, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of August, 1997.

                               DG INVESTOR SERIES

                           BY: /s/C. Grant Anderson
                           C. Grant Anderson, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           August 25, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


      NAME                                TITLE                                       DATE

By:   /s/C. Grant Anderson
      C. Grant Anderson                Attorney In Fact                      August 25, 1997
      ASSISTANT SECRETARY              For the Persons
                                       Listed Below

      NAME                                TITLE

John F. Donahue*                       Chairman and Trustee
                                       (Chief Executive Officer)

Edward C. Gonzales*                    President, Treasurer and Trustee
                                       (Principal Financial and
                                       Accounting Officer)

Thomas G. Bigley*                      Trustee

John T. Conroy, Jr.*                   Trustee

William J. Copeland*                   Trustee

James E. Dowd*                         Trustee

Lawrence D. Ellis, M.D.*               Trustee

Edward L. Flaherty, Jr.*               Trustee

Peter E. Madden*                       Trustee

Gregor F. Meyer*                       Trustee

John E. Murray, Jr.*                   Trustee

Wesley W. Posvar*                      Trustee

Marjorie P. Smuts*                     Trustee

* By Power of Attorney
